Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Asset-Backed Securities - 2.4%
Exeter Automobile Receivables Trust, 6.1100%, 9/15/25 $ 2,417,118 $ 2,418,626
Exeter Automobile Receivables Trust, 6.2000%, 4/15/26 10,000,000 10,019,749
Exeter Automobile Receivables Trust, 1.4600%, 10/15/27 16,756,291 16,439,744
Santander Drive Auto Receivables Trust, 6.0800%, 8/17/26 4,517,227 4,524,679
Santander Drive Auto Receivables Trust, 6.3100%, 7/15/27 10,864,616 10,918,807
Westlake Automobile Receivables Trust, 5.9600%, 10/15/26 (144A) 11,000,000 11,030,425
Total Asset-Backed Securities (cost $55,159,267) 55,352,030
Corporate Bonds - 76.1%
Basic Materials - 0.2%
Celanese US Holdings LLC, 6.0500%, 3/15/25 4,117,000 4,137,288
Consumer, Cyclical - 8.1%
BMW US Capital LLC, SOFRINDX + 0.8400%, 6.1829%, 4/1/25 (144A)
‡
7,025,000 7,068,382
BMW US Capital LLC, 5.3000%, 8/11/25 (144A) 6,250,000 6,302,453
Daimler Truck Finance North America LLC, 5.0000%, 1/15/27 (144A) 3,240,000 3,258,272
General Motors Financial Co., Inc., 1.0500%, 3/8/24 10,895,000 10,845,126
General Motors Financial Co., Inc., 1.2000%, 10/15/24 8,650,000 8,394,491
General Motors Financial Co., Inc., 6.0500%, 10/10/25 1,250,000 1,268,200
General Motors Financial Co., Inc., 5.4000%, 4/6/26 3,230,000 3,250,563
General Motors Financial Co., Inc., 5.1500%, 8/15/26 GBP 4,690,000 5,947,899
Hyundai Capital America, 1.0000%, 9/17/24 (144A) $ 3,225,000 3,131,231
Hyundai Capital America, 5.5000%, 3/30/26 (144A) 10,125,000 10,185,855
Hyundai Capital America, 5.6500%, 6/26/26 (144A) 7,645,000 7,719,934
Hyundai Capital America, 5.9500%, 9/21/26 (144A) 12,525,000 12,770,848
Lowe's Cos., Inc., 4.4000%, 9/8/25 4,920,000 4,889,323
Lowe's Cos., Inc., 4.8000%, 4/1/26 6,575,000 6,582,568
Marriott International, Inc., 5.4500%, 9/15/26 16,885,000 17,136,261
McDonald's Corp., 3.0000%, 3/8/24 AUD 6,750,000 4,454,899
McDonald's Corp., 90 Day Australian Bank Bill Rate + 1.1300%, 5.4744%, 3/8/24
‡
1,910,000 1,262,907
McDonald's Corp., 3.1250%, 3/4/25 CAD 17,080,000 12,527,123
McDonald's Corp., 3.4500%, 9/8/26 AUD 1,000,000 644,951
Mercedes-Benz Finance North America LLC, 4.9500%, 3/30/25 (144A) $ 9,350,000 9,353,594
Mercedes-Benz Finance North America LLC, 5.2000%, 8/3/26 (144A) 12,100,000 12,245,121
Volkswagen Financial Services Australia Pty. Ltd., 1.4000%, 8/25/25 AUD 13,370,000 8,344,688
Volkswagen Group of America Finance LLC, 5.7000%, 9/12/26 (144A) $ 14,575,000 14,808,953
Volkswagen Group of America Finance LLC, 6.0000%, 11/16/26 (144A) 13,200,000 13,538,168
Warnermedia Holdings, Inc., 6.4120%, 3/15/26 4,950,000 4,950,750
190,882,560
Consumer, Non-cyclical - 11.6%
Amgen, Inc., 5.2500%, 3/2/25 4,650,000 4,660,305
Amgen, Inc., 5.5070%, 3/2/26 20,025,000 20,028,366
Cardinal Health, Inc., 3.0790%, 6/15/24 21,500,000 21,287,546
Cargill, Inc., 3.5000%, 4/22/25 (144A) 4,675,000 4,600,327
Cargill, Inc., 4.8750%, 10/10/25 (144A) 7,375,000 7,404,342
Cargill, Inc., 4.5000%, 6/24/26 (144A) 5,750,000 5,742,041
Constellation Brands, Inc., 5.0000%, 2/2/26 6,600,000 6,591,375
CVS Health Corp., 5.0000%, 2/20/26 6,675,000 6,697,003
Elevance Health, Inc., 4.9000%, 2/8/26 13,500,000 13,460,477
GE HealthCare Technologies, Inc., 5.5500%, 11/15/24 24,975,000 24,990,280
HCA, Inc., 5.8750%, 2/15/26 22,285,000 22,495,798
Humana, Inc., 5.7000%, 3/13/26 20,000,000 20,006,418
Humana, Inc., 1.3500%, 2/3/27 4,550,000 4,112,096
Illumina, Inc., 5.8000%, 12/12/25 22,875,000 23,112,534
Lonsdale Finance Pty. Ltd., 2.4500%, 11/20/26 AUD 29,300,000 18,146,150
Lonsdale Finance Pty. Ltd., 2.1000%, 10/15/27 3,800,000 2,261,866

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Non-cyclical - (continued)
Mondelez International Holdings Netherlands BV, 0.7500%, 9/24/24 (144A) $ 5,775,000 $ 5,600,353
Mondelez International Holdings Netherlands BV, 4.2500%, 9/15/25 (144A) 7,400,000 7,320,227
Mondelez International, Inc., 2.1250%, 3/17/24 3,275,000 3,259,869
Mondelez International, Inc., 3.2500%, 3/7/25 CAD 4,650,000 3,408,677
Pfizer Investment Enterprises Pte. Ltd., 4.4500%, 5/19/26 $ 26,550,000 26,429,086
Thermo Fisher Scientific, Inc., 5.0000%, 12/5/26 10,400,000 10,536,716
Universal Health Services, Inc., 1.6500%, 9/1/26 10,325,000 9,486,200
271,638,052
Energy - 4.1%
Columbia Pipelines Holding Co. LLC, 6.0550%, 8/15/26 (144A) 5,236,000 5,353,621
Enbridge, Inc., 2.1500%, 2/16/24 6,550,000 6,540,059
Enbridge, Inc., SOFRINDX + 0.6300%, 6.0001%, 2/16/24
‡
6,800,000 6,800,711
Enbridge, Inc., 5.9000%, 11/15/26 5,000,000 5,138,466
Enbridge, Inc., 3.2000%, 6/8/27 CAD 14,500,000 10,392,942
Energy Transfer LP, 4.9000%, 2/1/24 $ 14,630,000 14,630,000
Energy Transfer LP, 4.2500%, 4/1/24 6,561,000 6,541,193
Energy Transfer LP, 6.0500%, 12/1/26 13,440,000 13,804,923
Harvest Operations Corp., 1.0000%, 4/26/24 (144A) 6,150,000 6,086,101
ONEOK, Inc., 5.5500%, 11/1/26 6,600,000 6,711,279
Williams Cos., Inc. (The), 5.4000%, 3/2/26 15,050,000 15,204,474
97,203,769
Financial - 41.2%
AerCap Ireland Capital DAC, 1.6500%, 10/29/24 1,951,000 1,894,522
AerCap Ireland Capital DAC, 6.1000%, 1/15/27 8,375,000 8,564,545
AerCap Ireland Capital DAC, 6.4500%, 4/15/27 (144A) 19,617,000 20,297,146
AerCap Ireland Capital DAC, 3.6500%, 7/21/27 3,095,000 2,945,039
Air Lease Corp., 0.8000%, 8/18/24 16,350,000 15,916,794
Air Lease Corp., 1.8750%, 8/15/26 6,235,000 5,738,297
American Express Co., SOFRINDX + 0.7200%, 6.1004%, 5/3/24
‡
6,875,000 6,880,676
American Express Co., SOFR + 0.9300%, 6.2959%, 3/4/25
‡
12,900,000 12,979,462
American Express Co., SOFR + 0.9990%, 4.9900%, 5/1/26
‡
9,450,000 9,441,209
American Express Co., SOFR + 1.3300%, 6.3380%, 10/30/26
‡
4,000,000 4,082,105
American Tower Corp., 3.5500%, 7/15/27 12,000,000 11,517,580
ANZ New Zealand International Ltd., 1.2500%, 6/22/26 (144A) 13,900,000 12,763,028
ANZ New Zealand Int'l Ltd., 3.4000%, 3/19/24 (144A) 1,000,000 997,248
Athene Global Funding, 2.5140%, 3/8/24 (144A) 2,500,000 2,491,736
Athene Global Funding, 1.7160%, 1/7/25 (144A) 5,156,000 4,976,174
Athene Global Funding, 1.6080%, 6/29/26 (144A) 20,235,000 18,478,010
Athene Global Funding, 4.7600%, 4/21/27 AUD 1,000,000 622,068
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
0.8300%, 5.1875%, 3/31/26
‡
15,500,000 10,273,124
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
2.0000%, 6.3564%, 7/26/29
‡
24,510,000 16,267,467
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
1.8500%, 6.2275%, 2/26/31
‡
150,000 99,746
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
2.7000%, 5.9060%, 8/12/32
‡
10,000,000 6,722,878
Aviation Capital Group LLC, 1.9500%, 1/30/26 (144A) $ 12,940,000 12,078,804
Aviation Capital Group LLC, 1.9500%, 9/20/26 (144A) 15,250,000 13,924,944
Banco Santander SA, US Treasury Yield Curve Rate T Note Constant Maturity 1
Year + 1.6500%, 6.5270%, 11/7/27
‡
9,600,000 9,926,770
Bank Australia Ltd., 90 Day Australian Bank Bill Rate + 1.6000%,
5.9786%, 11/24/25
‡
AUD 8,150,000 5,404,086

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Bank of America Corp., CDOR USD 3 Month + 0.8980%, 2.9320%, 4/25/25
‡
CAD 9,950,000 $ 7,402,791
Bank of America Corp., SOFR + 1.1100%, 3.8410%, 4/25/25
‡
$ 4,670,000 4,648,952
Bank of America Corp., SOFR + 1.1500%, 1.3190%, 6/19/26
‡
25,135,000 23,783,921
Bank of America Corp., SOFR + 1.6300%, 5.2020%, 4/25/29
‡
9,655,000 9,733,977
Bank of Queensland Ltd., 90 Day Australian Bank Bill Rate + 1.6000%,
5.9564%, 7/29/31
‡
AUD 3,500,000 2,286,767
Bendigo & Adelaide Bank Ltd., 90 Day Australian Bank Bill Rate + 1.2500%,
5.6474%, 5/15/26
‡
13,600,000 9,024,887
Bendigo & Adelaide Bank Ltd., 90 Day Australian Bank Bill Rate + 1.4800%,
5.8302%, 10/14/31
‡
800,000 519,294
Charter Hall LWR Pty. Ltd., 2.0860%, 3/3/28 3,270,000 1,864,609
Citigroup, Inc., SOFR + 1.3720%, 6.7458%, 5/24/25
‡
$ 5,000,000 5,012,299
Citigroup, Inc., SOFR + 2.8420%, 3.1060%, 4/8/26
‡
100,000 97,491
Citigroup, Inc., SOFR + 1.5460%, 5.6100%, 9/29/26
‡
35,000,000 35,269,430
Citigroup, Inc., CME Term SOFR 3 Month + 1.8246%, 3.8870%, 1/10/28
‡
7,750,000 7,526,038
Commonwealth Bank of Australia, 4.2000%, 8/18/25 AUD 600,000 394,704
Commonwealth Bank of Australia, 5.3160%, 3/13/26 $ 14,875,000 15,064,775
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.8000%,
6.1602%, 9/10/30
‡
AUD 12,500,000 8,288,796
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.3200%,
5.7028%, 8/20/31
‡
16,600,000 10,890,032
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 2.7000%,
7.1029%, 11/9/32
‡
10,000,000 6,836,843
Commonwealth Bank of Australia, US Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.0500%, 3.6100%, 9/12/34
‡
$ 6,000,000 5,418,084
Computershare US, Inc., 3.1470%, 11/30/27 AUD 1,070,000 651,501
Corebridge Financial, Inc., 3.5000%, 4/4/25 $ 11,975,000 11,716,688
Corebridge Financial, Inc., 3.6500%, 4/5/27 6,000,000 5,760,272
Credit Union Australia Ltd., 90 Day Australian Bank Bill Rate + 1.5800%,
5.9496%, 12/1/25
‡
AUD 2,350,000 1,558,801
DBS Group Holdings Ltd., 5.4790%, 9/12/25 (144A) $ 15,800,000 15,968,846
General Motors Financial Co., Inc., 1.5500%, 9/2/25 AUD 1,590,000 987,035
Goldman Sachs Group, Inc. (The), SOFR + 0.5050%, 5.8653%, 9/10/24
‡
$ 17,625,000 17,612,067
GPT Wholesale Shopping Centre Fund No. 1, 3.9930%, 9/11/24 AUD 5,780,000 3,797,600
Heritage and People's Choice Ltd., 90 Day Australian Bank Bill Rate + 2.4000%,
6.7625%, 9/16/31
‡
1,000,000 640,515
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.4500%,
6.8000%, 12/15/36
‡
8,550,000 5,732,856
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.1000%,
6.4500%, 6/15/44
‡
17,350,000 11,495,597
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.3500%,
6.7000%, 6/15/45
‡
6,730,000 4,480,482
JPMorgan Chase & Co., SOFR + 0.9150%, 2.5950%, 2/24/26
‡
$ 7,300,000 7,093,637
JPMorgan Chase & Co., CME Term SOFR 3 Month + 1.5066%,
3.9600%, 1/29/27
‡
13,450,000 13,206,042
JPMorgan Chase & Co., SOFR + 1.3300%, 6.0700%, 10/22/27
‡
19,050,000 19,623,002
JPMorgan Chase & Co., SOFR + 1.5600%, 4.3230%, 4/26/28
‡
19,900,000 19,578,951
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.3500%,
6.7275%, 2/26/24
‡
AUD 14,440,000 9,537,926
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.4500%,
6.8125%, 3/17/25
‡
3,280,000 2,147,945
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.5500%,
6.9275%, 5/25/26
‡
19,100,000 12,379,525
Lloyds Banking Group plc, 3.9000%, 3/12/24 $ 4,880,000 4,870,215

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 1.4800%, 5.9850%, 8/7/27
‡
$ 3,600,000 $ 3,652,729
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 1.3750%, 5.4620%, 1/5/28
‡
8,425,000 8,474,448
LPL Holdings, Inc., 4.6250%, 11/15/27 (144A) 18,606,000 17,916,002
Macquarie Bank Ltd., 90 Day Australian Bank Bill Rate + 2.9000%,
7.2744%, 5/28/30
‡
AUD 19,800,000 13,324,388
Macquarie Bank Ltd., 90 Day Australian Bank Bill Rate + 1.5500%,
5.9125%, 6/17/31
‡
11,700,000 7,716,496
Macquarie Group Ltd., 6.2070%, 11/22/24 (144A) $ 28,900,000 29,063,560
Macquarie Group Ltd., SOFR + 0.6940%, 1.2010%, 10/14/25 (144A)
‡
6,725,000 6,518,050
Macquarie Group Ltd., SOFR + 0.9100%, 1.6290%, 9/23/27 (144A)
‡
2,100,000 1,902,633
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26
‡
1,400,000 1,349,650
Morgan Stanley, SOFR + 1.7700%, 6.1380%, 10/16/26
‡
16,250,000 16,556,128
Morgan Stanley Bank NA, SOFR + 0.7800%, 6.1010%, 7/16/25
‡
9,000,000 9,046,350
Morgan Stanley Bank NA, SOFR + 1.0800%, 4.9520%, 1/14/28
‡
31,050,000 31,134,231
Nasdaq, Inc., 5.6500%, 6/28/25 4,940,000 4,986,364
National Australia Bank Ltd., 90 Day Australian Bank Bill Rate + 0.7800%,
5.1986%, 5/12/26
‡
AUD 10,000,000 6,620,416
National Australia Bank Ltd., 90 Day Australian Bank Bill Rate + 2.1500%,
6.5305%, 5/17/29
‡
14,920,000 9,892,171
National Australia Bank Ltd., 90 Day Australian Bank Bill Rate + 1.7000%,
6.0828%, 11/18/30
‡
24,275,000 16,111,016
NatWest Group plc, 5.8470%, 3/2/27 $ 13,400,000 13,526,124
Nordea Bank Abp, SOFR + 0.9600%, 6.3142%, 6/6/25 (144A)
‡
6,925,000 6,966,312
Royal Bank of Canada, 5.2000%, 7/20/26 22,100,000 22,337,909
Royal Bank of Canada, 4.8750%, 1/19/27 8,325,000 8,368,258
Santander UK Group Holdings plc, SOFR + 2.7490%, 6.8330%, 11/21/26
‡
14,190,000 14,493,893
Suncorp Group Ltd., 90 Day Australian Bank Bill Rate + 2.3000%,
6.6696%, 6/1/37
‡
AUD 2,150,000 1,444,708
Suncorp-Metway Ltd., 3.3000%, 4/15/24 (144A) $ 9,990,000 9,948,541
Toronto-Dominion Bank (The), 4.2850%, 9/13/24 2,800,000 2,781,298
Toronto-Dominion Bank (The), 2.6670%, 9/9/25 CAD 18,500,000 13,369,904
Toronto-Dominion Bank (The), 5.5320%, 7/17/26 $ 6,650,000 6,769,422
Toronto-Dominion Bank (The), 4.2100%, 6/1/27 CAD 18,375,000 13,583,926
Trinity Acquisition plc, 4.4000%, 3/15/26 $ 4,416,000 4,354,356
VER Finco Pty. Ltd., 2.4000%, 9/21/28 AUD 2,230,000 1,288,139
Vicinity Centres Trust, 3.5000%, 4/26/24 5,700,000 3,755,613
Vicinity Centres Trust, 90 Day Australian Bank Bill Rate + 1.4200%,
5.7851%, 6/27/25
‡
610,000 404,484
Vicinity Centres Trust, 4.0000%, 4/26/27 150,000 95,977
Wells Fargo & Co., CME Term SOFR 3 Month + 1.0116%, 2.1640%, 2/11/26
‡
$ 9,590,000 9,265,831
Wells Fargo & Co., SOFR + 1.3200%, 6.6347%, 4/25/26
‡
3,500,000 3,521,538
Wells Fargo & Co., CDOR USD 3 Month + 1.0650%, 4.1680%, 4/28/26
‡
CAD 22,600,000 16,673,304
Wells Fargo & Co., SOFR + 2.0000%, 2.1880%, 4/30/26
‡
$ 13,000,000 12,506,517
Wells Fargo Bank NA, 5.4500%, 8/7/26 7,000,000 7,112,294
Westpac Banking Corp., 5.3500%, 10/18/24 8,000,000 8,008,144
Westpac Banking Corp., 4.6000%, 2/16/26 AUD 3,100,000 2,050,559
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 0.7500%,
5.1642%, 8/10/26
‡
20,000,000 13,220,903
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.2300%,
5.6486%, 11/11/27
‡
3,300,000 2,207,697
Westpac Banking Corp., 5-year AUD Swap Offer Rate + 1.8300%,
4.3340%, 8/16/29
‡
14,022,000 9,185,755

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.9800%,
6.3575%, 8/27/29
‡
AUD 6,700,000 $ 4,449,555
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.5500%,
5.9064%, 1/29/31
‡
11,800,000 7,802,002
Willis North America, Inc., 3.6000%, 5/15/24 $ 23,144,000 22,995,840
964,940,086
Industrial - 2.0%
Canadian Pacific Railway Co., 1.3500%, 12/2/24 10,175,000 9,840,301
Carrier Global Corp., 5.8000%, 11/30/25 (144A) 14,300,000 14,505,616
CNH Industrial Capital Australia Pty. Ltd., 1.7500%, 7/8/24 AUD 4,300,000 2,805,282
CNH Industrial Capital Australia Pty. Ltd., 5.8000%, 7/13/26 7,000,000 4,721,126
New Terminal Financing Co. Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.4500%,
5.8050%, 7/12/24
‡
8,980,000 5,932,424
Penske Truck Leasing Co. LP, 5.3500%, 1/12/27 (144A) $ 7,900,000 7,945,368
45,750,117
Technology - 2.6%
Fidelity National Information Services, Inc., 4.5000%, 7/15/25 6,860,000 6,821,808
NXP BV, 5.3500%, 3/1/26 17,078,000 17,166,722
NXP BV, 4.4000%, 6/1/27 1,973,000 1,948,915
SK Hynix, Inc., 5.5000%, 1/16/27 (144A) 10,045,000 10,088,394
VMware LLC, 1.0000%, 8/15/24 11,867,000 11,572,772
VMware LLC, 1.4000%, 8/15/26 13,690,000 12,530,765
60,129,376
Utilities - 6.3%
Ausgrid Finance Pty. Ltd., 3.7500%, 10/30/24 AUD 17,320,000 11,341,028
Ausgrid Finance Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.2200%,
5.5643%, 10/30/24
‡
22,900,000 15,162,664
DTE Energy Co., 4.2200%, 11/1/24
Ç
$ 18,735,000 18,538,960
Duke Energy Corp., 5.0000%, 12/8/25 10,325,000 10,347,081
Duke Energy Corp., 4.8500%, 1/5/27 12,800,000 12,861,048
Duke Energy Corp., 3.1500%, 8/15/27 13,250,000 12,532,108
ElectraNet Pty. Ltd., 2.4737%, 12/15/28 AUD 1,930,000 1,118,393
ETSA Utilities Finance Pty. Ltd., 3.5000%, 8/29/24 5,480,000 3,591,531
Georgia Power Co., 3.2500%, 3/30/27 $ 5,866,000 5,622,800
Liberty Utilities Co., 5.5770%, 1/31/29 (144A) 5,890,000 5,949,946
Network Finance Co. Pty. Ltd., 3.5000%, 12/6/24 AUD 1,300,000 850,133
Network Finance Co. Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.2300%,
5.5913%, 12/6/24
‡
14,620,000 9,673,830
Network Finance Co. Pty. Ltd., 2.2500%, 11/11/26 570,000 349,826
NRG Energy, Inc., 2.0000%, 12/2/25 (144A) $ 5,600,000 5,265,483
NRG Energy, Inc., 2.4500%, 12/2/27 (144A) 10,933,000 9,854,974
Vistra Operations Co. LLC, 4.8750%, 5/13/24 (144A) 13,118,000 13,079,204
Vistra Operations Co. LLC, 5.1250%, 5/13/25 (144A) 11,000,000 10,910,996
147,050,005
Total Corporate Bonds (cost $1,796,367,466) 1,781,731,253
Foreign Government Bonds - 3.5%
Kiwibank Ltd., 90 Day Australian Bank Bill Rate + 0.7000%, 5.0651%, 9/23/25
‡
AUD 17,230,000 11,370,090
Korea Electric Power Corp., 4.8750%, 1/31/27 (144A) $ 23,450,000 23,472,379
Korea National Oil Corp., 0.8750%, 10/5/25 (144A) 7,100,000 6,631,208

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
New Zealand Government Bond, 0.5000%, 5/15/24 NZD 68,300,000 $ 41,456,840
Total Foreign Government Bonds (cost $83,672,059) 82,930,517
Mortgage-Backed Securities - 3.7%
Connecticut Avenue Securities Trust
SOFR30A + 1.5500%, 6.8946%, 10/25/41 (144A)
‡
$ 9,569,299 9,623,082
SOFR30A + 1.0000%, 6.3446%, 12/25/41 (144A)
‡
3,335,746 3,336,786
SOFR30A + 1.2000%, 6.5446%, 1/25/42 (144A)
‡
1,651,002 1,650,696
SOFR30A + 1.9000%, 7.2446%, 4/25/42 (144A)
‡
2,898,495 2,923,670
SOFR30A + 2.5500%, 7.8946%, 7/25/42 (144A)
‡
2,699,510 2,772,870
SOFR30A + 2.5000%, 7.8443%, 9/25/42 (144A)
‡
4,941,766 5,029,155
SOFR30A + 2.4000%, 7.7443%, 12/25/42 (144A)
‡
5,390,788 5,533,221
SOFR30A + 2.5000%, 7.8446%, 4/25/43 (144A)
‡
3,067,064 3,132,221
SOFR30A + 2.3000%, 7.6443%, 5/25/43 (144A)
‡
3,804,623 3,901,954
SOFR30A + 1.7000%, 7.0446%, 7/25/43 (144A)
‡
3,152,670 3,184,078
SOFR30A + 1.5000%, 6.8446%, 10/25/43 (144A)
‡
810,464 813,532
SOFR30A + 1.0500%, 6.3946%, 1/25/44 (144A)
‡
15,132,000 15,147,581
FHLMC STACR REMIC Trust
SOFR30A + 2.3000%, 7.6446%, 8/25/33 (144A)
‡
2,515,108 2,562,151
SOFR30A + 0.8500%, 6.1946%, 11/25/41 (144A)
‡
2,533,591 2,529,565
SOFR30A + 2.3000%, 7.6446%, 8/25/42 (144A)
‡
4,471,457 4,559,017
SOFR30A + 2.1500%, 7.4946%, 9/25/42 (144A)
‡
1,622,596 1,641,571
SOFR30A + 2.1000%, 7.4443%, 3/25/43 (144A)
‡
3,954,445 4,027,258
SOFR30A + 2.1000%, 7.4443%, 4/25/43 (144A)
‡
1,118,431 1,142,788
SOFR30A + 2.0000%, 7.3446%, 6/25/43 (144A)
‡
7,722,416 7,789,314
SOFR30A + 1.8500%, 7.1946%, 11/25/43 (144A)
‡
2,696,158 2,723,154
FHLMC STACR Trust , SOFR30A + 2.0000% , 7.3446% , 5/25/43 (144A)
‡
2,267,129 2,293,600
Pepper Residential Securities Trust No. 22 , 30 Day Australian Bank Bill Rate +
2.2500% , 6.5550% , 8/18/60
‡
AUD 324,563 214,610
Pepper Residential Securities Trust No. 24 , SOFR + 1.0145% , 6.3348% , 11/18/60
(144A)
‡
$ 7,000 7,000
TORRENS Trust , 30 Day Australian Bank Bill Rate + 1.6000% , 5.9050% , 1/12/46
‡
AUD 641,389 424,431
Total Mortgage-Backed Securities (cost $86,044,915) 86,963,305
Exchange Traded Fund - 1.2%
Janus Henderson AAA CLO ETF
£
(cost $27,667,778) 550,000 27,852,000
Investment Companies - 0.1%
Money Market Funds - 0.1%
Federated Hermes Government Obligations Tax-Managed Fund, Institutional Class,
5.1900%
∞
(cost $1,292,436) 1,292,436 1,292,436
Commercial Paper - 15.9%
Aviation Capital Group LLC, 5.8897%, 2/26/24 (Section 4(2)) $ 19,750,000 19,671,289
Conagra Brands, Inc., 5.6509%, 2/1/24 (Section 4(2)) 52,650,000 52,641,753
Conagra Brands, Inc., 5.6509%, 2/2/24 (Section 4(2)) 50,000,000 49,984,300
CVS Health Corp., 5.4508%, 2/1/24 (Section 4(2)) 25,800,000 25,796,136
Global Payments, Inc., 5.9598%, 2/1/24 (Section 4(2)) 66,850,000 66,838,909
Jabil, Inc., 6.0010%, 2/1/24 (Section 4(2)) 67,550,000 67,538,608
Jabil, Inc., 6.0010%, 2/2/24 (Section 4(2)) 91,000,000 90,969,242
Total Commercial Paper (cost $373,496,614) 373,440,237
OTC Purchased Call Credit Default Swaptions - Buy Protection - 0.0%
Counterparty/Reference Asset
Goldman Sachs Group, Inc.

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
OTC Purchased Call Credit Default Swaptions - Buy Protection - (continued)
CDX.NA.HY.41-V2, Credit Default Swap, maturing 12/20/2028, fixed rate 5.000%, payment frequency: Quarterly,
Notional amount $65,150,000, premiums paid $583,711, unrealized depreciation
$(248,633), exercise price $100.00, expires 6/20/24* $ 65,150,000 $ 335,078
Counterparty/Reference Asset
Goldman Sachs Group, Inc.
CDX.NA.HY.41-V2, Credit Default Swap, maturing 12/20/2028, fixed rate 5.000%, payment frequency: Quarterly,
Notional amount $162,800,000, premiums paid $1,208,790, unrealized depreciation $(371,479), exercise price $100.00, expires 6/20/24* 162,800,000 837,311
Total OTC Purchased Call Credit Default Swaptions - Buy Protection (premiums paid
$1,792,501, unrealized depreciation $(620,112)) 1,172,389
Total Investments (total cost $2,425,493,036 ) - 102.9% 2,410,734,167
Liabilities, net of Cash, Receivables and Other Assets - (2.9%) (67,947,481)
Net Assets - 100.0% $2,342,786,686
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 1,641,527,082 68.1%
Australia 376,018,353 15.6
Canada 112,009,297 4.6
United Kingdom 63,132,041 2.6
New Zealand 52,826,930 2.2
Singapore 42,397,932 1.8
South Korea 40,191,981 1.7
Ireland 33,701,252 1.4
Netherlands 32,036,217 1.3
Spain 9,926,770 0.4
Finland 6,966,312 0.3
Total $ 2,410,734,167 100.0%
Schedule of Affiliated Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/23 Purchases Sales Proceeds
Realized
Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments,
at Value at
1/31/24
Dividend
Income
Investment Company - 1.2%
Exchange Traded Fund - 1.2%
Janus Henderson AAA CLO ETF $ 27,637,500 $ – $ – $ – $ 214,500 $ 27,852,000 $ 459,827

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
January 31, 2024

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
Citibank N.A.
New Zealand Dollar 4/26/24 (33,673,000) $ 20,581,241 $ 145,272
New Zealand Dollar 4/26/24 (16,838,000) 10,292,362 71,818
217,090
Goldman Sachs Group, Inc.
New Zealand Dollar 4/26/24 (57,283,000) 35,050,952 208,063
–
HSBC BANK USA, N.A.
Australian Dollar 4/26/24 522,900,000 (344,900,657) (1,653,619)
Canadian Dollar 4/26/24 104,900,000 (77,879,180) (718,513)
Great British Pound 4/26/24 4,790,000 (6,075,032) (28,017)
(2,400,149)
State Street Bank and Trust Company
New Zealand Dollar 4/26/24 201,600,000 (122,724,927) (1,364,550)
–
Total $(3,339,546)
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
Euro-Schatz 2,225 3/7/24 $ 256,651,275 $ 572,250
Total - Futures Long 572,250
Futures Short:
U.S. Treasury 2 Year Notes 1,250 3/28/24 (257,070,313) (1,817,968)
U.S. Treasury 5 Year Notes 436 3/28/24 (47,258,313) (712,473)
Total - Futures Short (2,530,441)
Total $(1,958,191)
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Referenced Asset
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation) Value
CDX.NA.IG.41-V1, Fixed Rate of 1.00% Paid Quarterly 12/20/28 $ 119,000,000 $ 1,285,536 $ (1,159,491) $ (2,445,027)
Schedule of Centrally Cleared Interest Rate Swaps
Payments made by F und
Payments
received by
Fund
Payment
Frequency
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation) Value
3 Month BBR 5.6213% Fixed Quarterly 10/25/25 67,683,000 NZD $ – $ 1,079,738 $ 1,079,738
3 Month BBR 5.5100% Fixed Quarterly 8/16/25 31,965,000 NZD – 413,892 413,892
3 Month BBR 5.4400% Fixed Quarterly 7/27/25 63,455,000 NZD – 220,714 220,714
3 Month BBR 5.6150% Fixed Quarterly 7/13/25 32,632,700 NZD – 153,579 153,579
3 Month BBR 5.3125% Fixed Quarterly 11/09/25 32,950,000 NZD – 131,344 131,344
3 Month BBR 5.3775% Fixed Quarterly 7/19/25 32,632,700 NZD – 90,249 90,249
3 Month BBR 4.7850% Fixed Quarterly 1/25/26 65,145,000 NZD – (10,213) (10,213)
4.0600% Fixed 3 Month BBR Quarterly 1/25/26 61,290,000 AUD – (143,819) (143,819)

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
January 31, 2024

Schedule of Centrally Cleared Interest Rate Swaps (continued)
Payments made by Fund
Payments
received by
Fund
Payment
Frequency
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation) Value
4.5330% Fixed 3 Month BBR Quarterly 11/08/25 30,962,500 AUD $ – $ (221,316) $ (221,316)
4.4063% Fixed 3 Month BBR Quarterly 10/23/25 63,580,000 AUD – (338,544) (338,544)
Total $– $1,375,624 $1,375,624
Schedule of OTC Written Credit Default Swaptions
Counterparty/
Reference Asset Description Exercise Price
Expiration
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Swaptions
Written,
at Value
Written Put Swaptions - Sell Protection:
Goldman Sachs Group, Inc.
CDX.NA.HY.41-V2
Credit Default Swap,
S&P Credit Rating: NR,
maturing 12/20/2028,
fixed rate 5%, payment
frequency: Quarterly 96.00 USD 06/20/24 $65,150,000 $(322,815) $173,154 $(149,661)
Goldman Sachs Group, Inc.
CDX.NA.HY.41-V2
Credit Default Swap,
S&P Credit Rating: NR,
maturing 12/20/2028,
fixed rate 5%, payment
frequency: Quarterly 96.00 USD 06/20/24 162,800,000 (596,336) 222,357 (373,979)
Total Written Put Swaptions - Sell Protection (919,151) 395,511 (523,640)
Total OTC Written Credit Default Swaptions $(919,151) $395,511 $(523,640)
Average Ending Monthly Value of Derivative Instruments During the Period Ended January 31, 2024
Futures contracts:
Average notional amount of contracts - long $85,550,425
Average notional amount of contracts - short 638,247,272
Forward foreign currency exchange contracts:
Average amounts purchased - in USD 47,989,649
Average amounts sold - in USD 607,037,915
Credit default swaps:
Average notional amount - buy protection 119,000,000
Interest rate swaps:
Average notional amount - pay fixed rate/receive floating rate 252,674,051
Swaptions:
Average value of swaption contracts purchased 776,143
Average value of swaption contracts written 358,068

Janus Henderson Short Duration Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2024

AUD Australian Dollar
CAD Canadian Dollar
CDOR Canadian Dollar Offered Rate
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corp.
GBP British Pound
LLC Limited Liability Company
LP Limited Partnership
NZD New Zealand Dollar
plc Public Limited Company
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
SOFRINDX Secured Overnight Financing Rate Compounded Index
* Non-income producing security.
∞ Rate shown is the 7-day yield as of January 31, 2024.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933, as amended. The total value of Section 4(2) securities as of the period ended January 31, 2024 is
$373,440,237 which represents 15.9% of net assets.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended January 31, 2024 is $521,839,114 which represents 22.3% of net assets.
‡ Variable or floating rate security. Rate shown is the current rate as of January 31, 2024. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

Janus Henderson Short Duration Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2024

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2024 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 55,352,030 $ —
Corporate Bonds — 1,781,731,253 —
Foreign Government Bonds — 82,930,517 —
Mortgage-Backed Securities — 86,963,305 —
Exchange Traded Fund 27,852,000 — —
Investment Companies 1,292,436 — —
Commercial Paper — 373,440,237 —
OTC Purchased Call Credit Default Swaptions - Buy Protection — 1,172,389 —
Total Investments in Securities $ 29,144,436 $ 2,381,589,731 $ —
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 2,089,516 $ —
Forward Foreign Currency Exchange Contracts — 425,153 —
Futures Contracts 572,250 — —
Total Other Financial Instruments $ 572,250 $ 2,514,669 $ —
Total Assets $ 29,716,686 $ 2,384,104,400 $ —
Liabilities
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 1,873,383 $ —
Forward Foreign Currency Exchange Contracts — 3,764,699 —
Futures Contracts 2,530,441 — —
Swaptions Written, at Value — 523,640 —
Total Liabilities $ 2,530,441 $ 6,161,722 $ —
(a) Other financial instruments include forward foreign currency exchange contracts, futures, written swaptions and swap contracts. Forward foreign currency exchange contracts, futures contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Written swaptions are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
125-25-70332 03-24